Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue
Disaggregation of revenue

	Years ended December 31,
	2020	2021	2022
	RMB '000	RMB '000	RMB '000
Upfront franchise fees	29,841	32,356	38,066
Continuing franchise fees	351,933	554,227	757,158
Sales of hotel supplies and other products	421,217	514,557	516,865
Other transactions with the franchisees	123,316	119,161	48,754
Manachised hotels revenues	926,307	1,220,301	1,360,843
Room revenues	457,173	579,946	505,557
Food and beverage revenues	36,244	43,641	43,313
Others	3,053	6,651	4,059
Leased hotels revenues	496,470	630,238	552,929
Retail revenues	70,877	191,596	253,607
Others	72,898	105,442	95,604
Total	1,566,552	2,147,577	2,262,983

Contract balances

	As of December 31,
	2021	2022
	RMB '000	RMB '000
Accounts receivable	114,692	152,167
Less: Allowance for doubtful accounts	(14,731)	(19,468)
Accounts receivable, net	99,961	132,699

	As of December 31,
	2021	2022
	RMB '000	RMB '000
At the beginning of the year	14,966	14,731
Allowance (reversed) made during the year	(235)	4,737
At the end of the year	14,731	19,468

	As of December 31,
	2021	2022
	RMB '000	RMB '000
Current	7,171	8,741
Non-current	62,615	58,288
Contract assets	69,786	67,029

	As of December 31,
	2021	2022
	RMB '000	RMB '000
Current	233,735	202,996
Non-current	267,909	277,841
Contract liabilities	501,644	480,837

	As of December 31,
	2021	2022
	RMB '000	RMB '000
Upfront franchise fees	303,216	319,537
Advances from sales of hotel supplies and other products	111,633	92,144
Loyalty program	48,691	36,877
Others	38,104	32,279
Deferred revenue	501,644	480,837